Redeemable Preferred Shares and Convertible Bond - Additional Information (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2018	Jul. 31, 2016	Mar. 31, 2016
Convertible Bond [Member]
Convertible bond, interest rate						15.00%
Convertible bond, aggregate principal amount						¥ 33,000,000
Convertible bond, conversion price			¥ 0.74			¥ 1.48
Series A Preferred Stock [Member]
Redeemable Preferred Shares issued	204,022,000		204,022,000		204,022,000
Redeemable Preferred Shares issued, value	¥ 39,404,003		¥ 78,390,000		¥ 84,072,000
Redeemable Preferred Shares Converted	87,935,500
Redeemable Preferred Shares, annual rate of return		10.00%
Series B+ redeemable preferred shares [Member]
Redeemable Preferred Shares issued			43,937,180		43,937,180		43,937,180
Redeemable Preferred Shares issued, value			¥ 75,606,000		¥ 81,654,000		¥ 62,500,000
Redeemable Preferred Shares, annual rate of return		8.00%
Series B++ redeemable preferred shares [Member]
Redeemable Preferred Shares issued			16,574,460		16,574,460
Redeemable Preferred Shares issued, value			¥ 25,859,000		¥ 27,629,000
Redeemable Preferred Shares on conversion of convertible bond			16,574,460
Convertible bond, principal amount			¥ 24,520,000
Convertible bond, interest			¥ 907,000
Redeemable Preferred Shares, annual rate of return		10.00%
Series B redeemable preferred shares [Member]
Redeemable Preferred Shares issued								185,512,580
Redeemable Preferred Shares issued, value								¥ 200,000,000
Redeemable Preferred Shares, annual rate of return		8.00%